Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets
Net operating loss carryforwards	$ 199,280	$ 343,406
Allowance for credit losses	118	42
Less: valuation allowances	(199,398)	(343,448)
Total deferred tax assets
Deferred tax liabilities
Operating lease liabilities		(377)
Right-of-use assets	347	526
Total deferred tax liabilities	$ 347	$ 149